UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number: 028-13328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  SVP/CCO
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 7/21/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $      309,895
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADOBE SYS INC COM                     COM            00724F101   15,706   594,255 SH       SOLE                  594,255      0    0
AMAZON COM INC                        COM            H01301102   10,443    95,575 SH       SOLE                   95,575      0    0
ANHEUSER BUSCH INBEV SA/NV            SPONSORED ADR  03524A108   15,961   332,460 SH       SOLE                  332,460      0    0
SPONSOREDADR
COCA COLA CO COM                      COM            191216100   19,751   394,065 SH       SOLE                  394,065      0    0
COSTCO WHOLESALE CORP NEW COM         COM            22160K105   10,582   192,998 SH       SOLE                  192,998      0    0
DARDEN RESTAURANTS INC COM            COM            237194105   11,315   291,250 SH       SOLE                  291,250      0    0
DIAGEO PLC SPONSORED ADR NEW          SPONSORED ADR  25243Q205   14,753   235,140 SH       SOLE                  235,140      0    0
EBAY INC                              COM            278642103   23,691 1,208,115 SH       SOLE                1,208,115      0    0
GAP INC COM                           COM            364760108   19,796 1,017,290 SH       SOLE                1,017,290      0    0
GARTNER INC COM                       COM            366651107    6,934   298,240 SH       SOLE                  298,240      0    0
GOOGLE INC                            COM            38259P508   15,389    34,586 SH       SOLE                   34,586      0    0
HANESBRANDS INC                       COM            410345102    2,548   105,915 SH       SOLE                  105,915      0    0
HASBRO INC                            COM            418056107   13,758   334,740 SH       SOLE                  334,740      0    0
KELLOGG CO COM                        COM            487836108   17,452   346,960 SH       SOLE                  346,960      0    0
MC DONALDS CORP COM                   COM            580135101   19,485   295,815 SH       SOLE                  295,815      0    0
PAYCHEX INC                           COM            704326107    6,382   245,740 SH       SOLE                  245,740      0    0
SCHWAB CHARLES CORP COM NEW           COM            808513105   11,058   779,830 SH       SOLE                  779,830      0    0
SCOTTS MIRACLE-GROW CORP              COM            810186106   12,210   274,935 SH       SOLE                  274,935      0    0
SCRIPPS NETWORKS INTERACTIVE INC      COM            811065101   10,363   256,895 SH       SOLE                  256,895      0    0
TARGET CORP                           COMM           87612E106   13,570   275,982 SH       SOLE                  275,982      0    0
TIME WARNER INC                       COM            887317105   22,975   794,691 SH       SOLE                  794,691      0    0
UNILEVER N V NEW YORK SHS NEW         SPONSORED ADR  904767704   15,773   577,335 SH       SOLE                  577,335      0    0


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